07078917

NASDAQ

THE NASDAQ STOCK MARKET
LISTING QUALIFICATIONS DEPARTMENT
9600 BLACKWELL ROAD
ROCKVILLE, MD 20850

Gary Sundick
Vice President
Listing Qualifications

RECD S.E.C.
OCT 0 9 2007
1086

By Facsimile and First Class Mail

October 9, 2007

CERTINAS 1-15063

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

PROCESSED
OCT 1 1 2007
THOMSON
FINANCIAL
B

Dear Ms. Peters:

This is to certify that on October 9, 2007 The Nasdaq Stock Market (the "Exchange") received from Endocare, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

Common Stock, $0.001 par value per share

Preferred Stock Purchase Rights

We further certify that the securities described above have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Gary Sundick

END